Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 3 — Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the period presented. Operating results for the period from December 31, 2022 through March 31, 2023 are not necessarily indicative of the results that may be expected through December 31, 2023.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included elsewhere in this Annual Report on Form 10-K.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from these estimates.

On an on-going basis, management evaluates its estimates, primarily those related to: (1) revenue recognition criteria, including the determination of revenue reporting as net versus gross in the Company’s revenue arrangements, (2) allowances for doubtful accounts, (3) the useful lives of property and equipment and capitalized software development costs, (4) income taxes, (5) the valuation of share-based compensation, (6) assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options and warrants and (7) the recognition and disclosure of contingent liabilities. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Estimates relating to the valuation of share-based compensation, options and warrants, require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ materially from those estimates under different assumptions or circumstances.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents in the financial statements.

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash, and accounts receivable. The Company maintains its cash with financial institutions which exceed the Federal Deposit Insurance Corporation (“FDIC”) federally insured limits.

The Company considers all highly liquid investments with an original maturity of three months or less when purchased, to be cash equivalents. There were no cash equivalents at March 31, 2023 and December 31, 2022.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, which are the following:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 —

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 —	Unobservable inputs. Observable inputs are based on market data obtained from independent sources.

The carrying amounts of cash, accounts receivable, and accounts payable approximate fair value due to the short-term nature of these instruments.

Concentrations of Risk

As of March 31, 2023 two Media Buyers represented 54% and 12% of accounts receivable. For the three months ended March 31, 2023, two customers represented 44% and 16% of revenue, net. As of March 31, 2023, two Media Sellers represented 76% and 11% of accounts payable. For the three months ended March 31, 2022 one customers represented for 93% of revenue, net. As of December 31, 2022, two Media Sellers represented of 61% and 8% of accounts payable. As of December 31, 2021, two Media Buyer represented for 45% and 41% of accounts receivable. As of December 31, 2021, four Media Sellers represented 39%, 14%, 10% and 9% of accounts payable.

Accounts Receivable

Accounts receivable consists of amounts billed to Media Buyers. Accounts receivable are carried at their contractual amounts, less an estimate for uncollectible amounts. Management estimates the allowance for bad debts based on existing economic conditions, historical experience, the financial conditions of the customers, and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

The Company performs ongoing credit evaluations of Media Buyers. The allowance for doubtful accounts is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is determined based on historical collection experience and the review in each period of the status of the then-outstanding accounts receivable, while taking into consideration current client information, subsequent collection history and other relevant data. The Company reviews the allowance for doubtful accounts on a quarterly basis. For the periods ended years ended March 31, 2023 and December 31, 2022, the Company had no allowance for doubtful accounts and no write-offs of accounts receivable.

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as follows: 3 to 5 years for office equipment and software.

Repair and maintenance costs are expensed as incurred and major improvements are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s operating results.

Capitalized Software Development Costs

The Company capitalizes or expenses costs associated with creating internally developed software related to the Company’s technology infrastructure in accordance with ASC 350 – 40, Intangibles — Goodwill and Other — Internal Use Software, that generally relate to software that the Company does not intend to sell or market.

All costs incurred during the preliminary project stages are expensed as incurred. Once the projects have been committed to and it is probable that the projects will meet functional requirements, costs are capitalized in accordance with guidance. Amortization commences when the software is available for its intended use. The estimated useful life of the capitalized software development costs is five years. The Company commenced amortizing the capitalized software development costs related to its platform in January 2020.

Certain long-lived assets including capitalized software development costs are also subject to measurement at fair value on a nonrecurring basis if they are deemed to be impaired as a result of an impairment review. For the three-month period ended March 31, 2023 and the year ended December 31, 2022, no impairments were recorded on those assets.

Revenue Recognition

NYIAX brings together Media Buyers (brands, advertisers or agencies) and Media Sellers (publishers or media) to execute media sales contracts. NYIAX receives a fee upon completion of the media contract. NYIAX does not take ownership of or positions in the media at any time during the process.

Generally, the Company bills Media Buyers the gross amount of advertising, including the Company’s commissions or fees in a single invoice and pays the Media Seller upon receipt. The Company’s accounts receivable are recorded at the amount of gross billings for the amounts it is responsible to collect, and accounts payable are recorded at the amount payable to Media Seller.

Substantially all of the Company’s revenues are recognized at the point in time that the (i) contract reconciliations are completed, (ii) accepted by the Media Buyer and Media Seller, and (iii) NYIAX’s performance obligations are completed.

The Company maintains agreements with each Media Buyer and Media Seller which set out the terms of the relationship.

Revenue is recognized based on the five-step process outlined in the Accounting Standards Codification (“ASC”) 606:

Step 1 — Identify the Contract with the Customer — A contract exists when (a) the parties to the contract have approved the contract and are committed to perform their respective obligations, (b) the entity can identify each party’s rights regarding the goods or services to be transferred, (c) the entity can identify the payment terms for the goods or services to be transferred, (d) the contract has commercial substance and it is probably that the entity will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Step 2 — Identify Performance Obligations in the Contract — Upon execution of a contract, the Company identifies as performance obligations each promise to transfer to the customer either (a) goods or services that are distinct, or (b) a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, the Company must apply judgement to determine whether the goods or services are capable of being distinct within the context of the contract. If these criteria are not met, the goods or services are accounted for as a combined performance obligation.

Step 3 — Determine the Transaction Price — When (or as) a performance obligation is satisfied, the Company shall recognize as revenue the amount of the transaction price that is allocated to the performance obligation. The contract terms are used to determine the transaction price. Generally, all contracts include fixed consideration. If a contract did include variable consideration, the Company would determine the amount of variable consideration that should be included in the transaction price based on expected value method. Variable consideration would be included in the transaction price, if in the Company’s judgement, it is probable that a significant future reversal of cumulative revenue under the contract would not occur.

Step 4 — Allocate the Transaction Price — After the transaction price has been determined, the next step is to allocate the transaction price to each performance obligation in the contract. If the contract only has one performance obligation, the entire transaction price will be applied to that obligation. If the contract has multiple performance obligations, the transaction price is allocated to the performance obligations based on the relative standalone selling price at contract inception.

Step 5 — Satisfaction of the Performance Obligations (and Recognize Revenue) — Revenue is recognized when (or as) goods or services are transferred to a customer. The Company satisfies each of its performance obligations by transferring control of the promised good or service underlying that performance obligation to the customer. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from an asset. It includes the ability to prevent other entities from directing the use of and obtaining the benefits from an asset. Indicators that control has passed to the customer include: a present obligation to pay; physical possession of the asset; legal title; risks and rewards of ownership; and acceptance of the asset(s). Performance obligations can be satisfied at a point in time or over time.

Substantially all of the Company’s revenues are recognized when the contract reconciliations are completed and accepted by the Media Buyer and Media Seller.

The Company maintains agreements with each Media Buyer and Media Seller which set out the terms of the relationship.

The Company has determined that it is acting as an agent for the Media Seller as (i) NYIAX does not obtain control of the Seller’s media (goods & services) before transferring control to the Buyer. The Seller has control of the media. Specifically, NYIAX does not control the specified media before transferring the media to the Media Buyer, the Company is not primarily responsible for the performance of the Media Seller, nor can the Company redirect those services to fulfill any other contracts. (ii) NYIAX does not have inventory or credit risk for the media,. and (iii) the Media Seller establishes the pricing in the Smart-Contracts (self-executing contracts with the terms of the agreement between buyer and seller standardized. and the Media Buyers and Media Sellers agree the pricing.

Share-Based Compensation

The share-based compensation expense related to stock options and restricted stock awards which are referred to collectively as options and awards granted under the Company’s employee option plans, is measured and recognized in the financial statements based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model. We use the Black-Scholes model to calculate the fair value for all options granted, based on the inputs relevant on the date granted, such as the fair value. of our shares, prevailing risk-free interest rate, etc. The value of the portion of the award, after considering potential forfeitures, that is ultimately expected to vest is recognized as expense in our statements of operations over the requisite service periods. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. Determining the fair value of stock options awards requires judgement. The Company’s use of the Black-Scholes option pricing model requires the input of subjective assumptions.

Deferred Offering Cost Write-off

On February 14, 2023, the Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission was declared effective by the SEC.

In March, 2023, the Company’s financial advisor, representative and lead underwriter for the offering, Boustead Securities LLC (“Boustead”), informed the Company of its decision not to proceed with pricing of the Company’s Offering.

Pursuant to the Codification of Staff Accounting Bulletins / Topic 5: Miscellaneous Accounting A. Expenses of Offering, the Company had been deferring these expenses until the offering. As of December 31, 2022, $848,531 of deferred offering costs were recorded on the balance sheet. In accordance with the Codification of Staff Accounting Bulletins/Topic 5: Miscellaneous Accounting, the Company has written these costs off during the three month period ended March 31, 2023.

Income Taxes

The Company records income tax expense in accordance with ASC–740 Income Taxes, as amended mandating how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained upon examination by the applicable tax authority, based on the technical merits of the tax position, and then recognizing the tax benefit that is more-likely-than-not to be realized. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current reporting period. The Company has analyzed its tax positions and has concluded that as of March 31, 2023 and December 31, 2022, no uncertain positions are taken or are expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.

The Company’s policy is to record interest expense and penalties pertaining to income taxes in operating expenses. For the periods ended March 31, 2023 and December 31, 2022, there were no interest and penalties expenses recorded and no accrued interest and penalties.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including net operating loss carryforwards (“NOL’s”), and liabilities, are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years. The amount of the deferred income tax asset considered realizable, if any, could be reduced in the near term if estimates of future taxable income are met.

Earnings Per Share

In accordance with ASC–260 Earnings Per Share, basic earnings per share (EPS) is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding. Diluted net income per share per share is computed by dividing net income by the weighted average number vested of common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding exclude common stock equivalents because their inclusion would be anti-dilutive. The Company has issued employee incentive options and warrants. These employee incentive options and warrants are excluded from the calculation as the employee incentive options and warrants are anti-dilutive.

As of March 31, 2022, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

As of March 31, 2023
Equity Incentive Plans	3,086,626
Selling Agent and Advisor Warrants	23,538
Warrants Issued with Common Stock Offerings	889,500
Warrants Issued with Convertible Notes Offerings	967,150
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	135,807
Total Common Stock Equivalents	5,102,621

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments are effective for fiscal years beginning after December 15, 2023. The Company evaluated any potential impact from ASU 2021-07 and believes it will have no material impact on our financial results.

Note 2 — Basis of Presentation and Summary of Significant Accounting Policies

Financial Statements

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from these estimates.

On an on-going basis, management evaluates its estimates, primarily those related to: (1) revenue recognition criteria, including the determination of revenue reporting as net versus gross in the Company’s revenue arrangements, (2) allowances for doubtful accounts, (3) the useful lives of property and equipment and capitalized software development costs, (4) income taxes, (5) the valuation of share-based compensation, (6) assumptions used in the Black-Scholes option pricing model to determine the fair value of stock options and warrants and (7) the recognition and disclosure of contingent liabilities. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Estimates relating to the valuation of share-based compensation, options and warrants, require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ materially from those estimates under different assumptions or circumstances.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2022 and 2021, respectively.

Accounts Receivable, Net

Accounts receivable consists of amounts billed to Media Buyers. Accounts receivable, net are carried at their contractual amounts, less an estimate for uncollectible amounts. Management estimates the allowance for bad debts based on existing economic conditions, historical experience, the financial conditions of the customers, and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

The Company performs ongoing credit evaluations of Media Buyers. The allowance for doubtful accounts is determined based on historical collection experience and the review in each period of the status of the then-outstanding accounts receivable, while taking into consideration current client information, subsequent collection history and other relevant data. The Company reviews the allowance for doubtful accounts on a quarterly basis. For the years’ ended December 31, 2022 and 2021 the Company had no allowance for doubtful accounts and no write-offs of accounts receivable.

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as follows: 3 to 5 years for office equipment and software.

Repair and maintenance costs are expensed as incurred and major improvements are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company’s operating results.

Capitalized Software Development Costs

The Company capitalizes or expenses costs associated with creating internally developed software related to the Company’s technology infrastructure in accordance with ASC 350-40, Intangibles — Goodwill and Other — Internal Use Software, that generally relate to software that the Company does not intend to sell or market.

All costs incurred during the preliminary project stages are expensed as incurred. Once the projects have been committed to and it is probable that the projects will meet functional requirements, costs are capitalized in accordance ASC 350-40.

Amortization commences when the software is available for its intended use. The estimated useful life of the capitalized software development costs is five years. The Company commenced amortizing the capitalized software development costs related to its platform in January 2020.

Certain long-lived assets including capitalized software development costs are also subject to measurement at fair value on a nonrecurring basis if they are deemed to be impaired as a result of an impairment review. For the years ended December 31, 2022 and 2021, no impairments were recorded on those assets.

Operating Leases

The Company has entered into operating leases consisting principally for the rental of office space. The Company adopted ASC 842. The guidance requires the recognition of right-of-use (“ROU”) assets and related operating lease liabilities on the balance sheet for those leases previously classified as operating leases. The Company adopted this new guidance using the modified retrospective approach.

Under ASC 842, lease expense is recognized as a single lease cost on a straight-line basis over the lease term. The lease term consists of non-cancelable periods and may include options to extend or terminate the lease term, when it is reasonably certain such options will be exercised.

The Company enters into contracts in the normal course of business and assesses whether any such contracts contain a lease. The Company determines if an arrangement is a lease at inception if it conveys the right to control the identified asset for a period of time in exchange for consideration. The Company classifies leases as operating or financing in nature and records the associated lease liability and right-of-use asset on its balance sheet. The lease liability represents the present value of future lease payments, net of lease incentives, discounted using an incremental borrowing rate, which is a management estimate based on the information available at the commencement date of a lease arrangement. With respect to operating lease arrangements, the Company accounts for lease components, and non-lease components that are fixed, as a single lease component. Non-lease components that are variable are expensed as incurred in the consolidated statement of operations. The Company recognizes costs associated with lease arrangements having an initial term of 12 months or less (“short-term leases”) on a straight-line basis over the lease term; such short-term leases are not recorded on the balance sheet.

Lease expense for the years ended December 31, 2022 and 2021 were $197,245 and $63,121, respectively.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, which are the following:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 —

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 —	Unobservable inputs. Observable inputs are based on market data obtained from independent sources.

The Company’s financial instruments approximate the carrying amounts of cash, accounts receivable and accounts payable approximate fair value due to the short-term nature of these instruments.

Concentrations of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash, and accounts receivable. The Company maintains its cash with financial institutions which exceed the Federal Deposit Insurance Corporation (“FDIC”) federally insured limits.

As of December 31, 2022, three Media Sellers represented approximately 51%, 12% and 10% respectively of revenue, net. As of December 31, 2022, two Media Buyer represented for 67% and 20% of accounts receivable. As of December 31, 2022, two Media Sellers represented of 61% and 8% of accounts payable.

As of December 31, 2021, three Media Sellers represented approximately 30%, 26%, and 11%, respectively of revenue, net. As of December 31, 2021, two Media Buyer represented for 45% and 41% of accounts receivable. As of December 31, 2021, four Media Sellers represented of 39%, 14%, 10% and 9% of accounts payable.

Deferred Financing Costs

Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct reduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the effective interest method.

Deferred Offering Costs

Deferred offering costs include specific incremental costs directly attributable to the Company’s initial public. Offering of securities. Deferred offering costs exclude management salaries or other general and administrative expenses. These costs are being deferred and will be charged against the gross proceeds of the offering.

Revenue Recognition

NYIAX brings together Media Buyers (brands, advertisers or agencies) and Media Sellers (publishers or media) to execute media sales contracts. NYIAX receives a fee upon completion of the media contract. NYIAX does not take ownership of or positions in the media at any time during the process.

Generally, the Company bills Media Buyers the gross amount of advertising, including the Company’s commissions or fees in a single invoice and pays the Media Seller upon receipt. The Company’s accounts receivable are recorded at the amount of gross billings for the amounts it is responsible to collect, and accounts payable are recorded at the amount payable to Media Seller.

Substantially all of the Company’s revenues are recognized at the point in time that the (i) contract reconciliations are completed, (ii) accepted by the Media Buyer and Media Seller, and (iii) NYIAX’s performance obligations are completed.

The Company maintains agreements with each Media Buyer and Media Seller which set out the terms of the relationship.

Revenue is recognized based on the five-step process outlined in the Accounting Standards Codification (“ASC”) 606:

Step 1 — Identify the Contract with the Customer — A contract exists when (a) the parties to the contract have approved the contract and are committed to perform their respective obligations, (b) the entity can identify each party’s rights regarding the goods or services to be transferred, (c) the entity can identify the payment terms for the goods or services to be transferred, (d) the contract has commercial substance and it is probable that the entity will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Step 2 — Identify Performance Obligations in the Contract — Upon execution of a contract, the Company identifies as performance obligations each promise to transfer to the customer either (a) goods or services that are distinct, or (b) a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, the Company must apply judgement to determine whether the goods or services are capable of being distinct within the context of the contract. If these criteria are not met, the goods or services are accounted for as a combined performance obligation.

Step 3 — Determine the Transaction Price — When (or as) a performance obligation is satisfied, the Company shall recognize as revenue the amount of the transaction price that is allocated to the performance obligation. The contract terms are used to determine the transaction price. Generally, all contracts include fixed consideration. If a contract did include variable consideration, the Company would determine the amount of variable consideration that should be included in the transaction price based on expected value method. Variable consideration would be included in the transaction price, if in the Company’s judgement, it is probable that a significant future reversal of cumulative revenue under the contract would not occur.

Step 4 — Allocate the Transaction Price — After the transaction price has been determined, the next step is to allocate the transaction price to each performance obligation in the contract. If the contract only has one performance obligation, the entire transaction price will be applied to that obligation. If the contract has multiple performance obligations, the transaction price is allocated to the performance obligations based on the relative standalone selling price at contract inception.

Step 5 — Satisfaction of the Performance Obligations (and Recognize Revenue) — Revenue is recognized when (or as) goods or services are transferred to a customer. The Company satisfies each of its performance obligations by transferring control of the promised good or service underlying that performance obligation to the customer. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from an asset. It includes the ability to prevent other entities from directing the use of and obtaining the benefits from an asset. Indicators that control has passed to the customer include: a present obligation to pay; physical possession of the asset; legal title; risks and rewards of ownership; and acceptance of the asset(s). Performance obligations can be satisfied at a point in time or over time.

The Company considers both the Media Buyers and Media Sellers to be its customers. However, currently, the Media Buyers do not pay the Company, and only the Media Sellers compensate the Company for the use of the platform and other services. Fees or commissions are established differently for each Media Seller dependent upon various variables, including anticipated volume.

The performance obligations within the Company’s contractual arrangements with customers is satisfied upon the contract reconciliations being completed and accepted by the Media Buyer and Media Seller.

The Company has determined that it is acting as an agent for the Media Seller as (i) NYIAX does not obtain control of the Seller’s media (goods & services) before transferring control to the Buyer. The Seller has control of the media. Specifically, NYIAX does not control the specified media before transferring the media to the Media Buyer, the Company is not primarily responsible for the performance of the Media Seller, nor can the Company redirect those services to fulfill any other contracts. (ii) NYIAX does not have inventory or credit risk for the media. And (iii) the Media Seller establishes the pricing in the Smart-Contracts (self-executing contracts with the terms of the agreement between buyer and seller standardized.) and the Media Buyers and Media Sellers agree on the pricing.

Based on these and other factors, the Company has determined it acts as an agent in the purchase and sale of advertising media inventory and therefore reports revenue on a net basis for the commissions and fees the Company charges after the performance obligations are met.

Cost of sales

Cost of sales consists of datacenter costs (our cloud operations used by our platform to service our customers), amortization expense related to capitalized internal use software development costs, and personnel costs. Personnel costs include salaries, bonuses, share-based compensation, and employee benefit costs, and are primarily attributable to groups which maintains our datacenters, and our client operations group, which is responsible for the integration of new publishers and buyers and providing customer support for existing customers.

Operating Expenses

Technology and development expenses consist of personnel costs, including salaries, bonuses, share-based compensation, and employee benefits costs, and professional services. These expenses include costs incurred in (i) product development related to the front-end client user interface and back-end systems, ongoing maintenance and operation of the platform, integrations with clients and partners applications. Except to the extent that such costs are associated with software development that qualify for capitalization, which are then recorded as capitalized software development costs; and (ii) infrastructure costs such as AWS or other cloud hosting solutions, software development tools used for the creation and ongoing management and maintenance of the NYIAX platform and service.

Selling, general and administrative expenses consist of personnel costs, including salaries, bonuses, share-based compensation, and employee benefits costs, for our employees engaged in sales, business development, executive, finance, legal, and human resources employees. Selling, general and administrative also include expenses related to marketing activities and professional services outside such as legal and accounting services as well as rent expenses.

Share-Based Compensation

The share-based compensation expense related to stock options and restricted stock awards which are referred to collectively as options and awards granted under the Company’s employee option plans, is measured and recognized in the financial statements based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model. The Company uses the Black-Scholes model to calculate the fair value for all options granted, based on the inputs relevant on the date granted, such as the fair value of our shares, prevailing risk-free interest rate, risk-free interest rate, expected term at issuance, volatility, and dividend rate, etc. The value of the portion of the award is ultimately expected to vest is recognized as expense in the statements of operations on an over the requisite service periods. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. Determining the fair value of stock options awards requires judgement. The Company’s use of the Black-Scholes option pricing model requires the input of subjective assumptions.

Income Taxes

The Company records income tax expense in accordance with ASC-740 Income Taxes, as amended mandating how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained upon examination by the applicable tax authority, based on the technical merits of the tax position, and then recognizing the tax benefit that is more-likely-than-not to be realized. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current reporting period. The Company has analyzed its tax positions and has concluded that as of December 31, 2022 and 2021, no uncertain positions are taken or are expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.

The Company’s policy is to record interest expense and penalties pertaining to income taxes in operating expenses. For the years ended December 31, 2022 and 2021, there were no interest and penalties expenses recorded and no accrued interest and penalties.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including net operating loss carry-forwards (“NOL’s”), and liabilities, are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years. The amount of the deferred income tax asset considered realizable, if any, could be reduced in the near term if estimates of future taxable income are reduced.

Earnings Per Share

In accordance with ASC-260 Earnings Per Share, basic earnings per share (EPS) is calculated by dividing the net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding. Diluted net income per share per share is computed by dividing net income by the weighted average number vested of common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding exclude common stock equivalents because their inclusion would be anti-dilutive. The Company has issued employee incentive options and warrants. These employee incentive options and other warrants are excluded from the calculation as the employee incentive options and warrants are anti-dilutive.

As of December 31, 2022 and 2021, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	For the Years Ended December 31,
	2022	2021
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500	1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652
	6,453,643	6,794,124

During 2022 and 2021, approximately 235,693 and 418,473, respectively, warrants issued with convertible notes payable were exercised for proceeds of approximately $1,285,800 and $2,093,000, respectively.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments are effective for fiscal years beginning after December 15, 2023. The Company evaluated any potential impact from ASU 2021-07 and believes it will have no material impact on our financial results.